Gains (losses) from operating activities in the statement of income, included according to their nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Revenue	$ 1,817,191	$ 1,943,655	$ 2,265,803
Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	701,688	723,920	781,751
Iodine and derivatives [Member]
Statement [Line Items]
Revenue	334,657	371,020	324,972
Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	383,373	505,714	734,801
Potassium [Member]
Statement [Line Items]
Revenue	209,294	212,151	267,474
Industrial chemicals [Member]
Statement [Line Items]
Revenue	160,608	94,875	108,267
Others [Member]
Statement [Line Items]
Revenue	27,571	35,975	48,538
Chile [Member]
Statement [Line Items]
Revenue	153,745	211,857	189,349
Chile [Member] | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	100,353	109,975	111,595
Chile [Member] | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	1,234	1,064	1,052
Chile [Member] | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	399	599	700
Chile [Member] | Potassium [Member]
Statement [Line Items]
Revenue	23,963	27,371	25,593
Chile [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	4,059	39,512	4,575
Chile [Member] | Others [Member]
Statement [Line Items]
Revenue	23,737	33,336	45,834
Latin America and the Caribbean [Member]
Statement [Line Items]
Revenue	159,990	161,928	180,191
Latin America and the Caribbean [Member] | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	69,535	78,872	77,737
Latin America and the Caribbean [Member] | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	10,843	7,972	6,389
Latin America and the Caribbean [Member] | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	1,597	3,593	3,598
Latin America and the Caribbean [Member] | Potassium [Member]
Statement [Line Items]
Revenue	72,697	64,868	80,192
Latin America and the Caribbean [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	4,951	6,354	12,098
Latin America and the Caribbean [Member] | Others [Member]
Statement [Line Items]
Revenue	367	269	177
Europe
Statement [Line Items]
Revenue	380,125	393,764	479,664
Europe | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	145,896	149,992	200,229
Europe | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	142,161	123,525	112,080
Europe | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	49,719	76,250	103,430
Europe | Potassium [Member]
Statement [Line Items]
Revenue	30,029	27,973	46,068
Europe | Industrial chemicals [Member]
Statement [Line Items]
Revenue	11,585	15,289	17,384
Europe | Others [Member]
Statement [Line Items]
Revenue	735	735	473
North America
Statement [Line Items]
Revenue	427,570	451,272	471,515
North America | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	246,737	243,399	240,995
North America | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	90,292	90,070	83,587
North America | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	25,558	45,810	68,254
North America | Potassium [Member]
Statement [Line Items]
Revenue	39,432	43,312	50,685
North America | Industrial chemicals [Member]
Statement [Line Items]
Revenue	23,963	27,798	27,347
North America | Others [Member]
Statement [Line Items]
Revenue	1,588	883	647
Asia and others [Member]
Statement [Line Items]
Revenue	695,761	724,834	945,084
Asia and others [Member] | Specialty plant nutrition [Member]
Statement [Line Items]
Revenue	139,167	141,682	151,195
Asia and others [Member] | Iodine and derivatives [Member]
Statement [Line Items]
Revenue	90,127	148,389	121,864
Asia and others [Member] | Lithium and Derivatives [Member]
Statement [Line Items]
Revenue	306,100	379,462	558,819
Asia and others [Member] | Potassium [Member]
Statement [Line Items]
Revenue	43,173	48,627	64,936
Asia and others [Member] | Industrial chemicals [Member]
Statement [Line Items]
Revenue	116,050	5,922	46,863
Asia and others [Member] | Others [Member]
Statement [Line Items]
Revenue	$ 1,144	$ 752	$ 1,407